Equity - (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Exchange differences on translation of foreign operations	R$ (50,494)	R$ (38,910)
Accounts receivable from card issuers at fair value	(732,605)	(425,753)
Unrealized loss on cash flow hedge	(97,319)	(125,532)
Fair value of equity instruments designated at fair value	291,623	291,623
Effects of hyperinflationary accounting	20,521	11,524
Changes in the fair value of equity instruments designated at fair value through OCI	R$ (568,274)	R$ (287,048)